Long-term investments:	9 Months Ended
Dec. 31, 2011
Long-term investments:
Long-term investments:
7.	Long-term investments:

	December 31, 2011	March 31, 2011
Weichai Westport Inc.	$7,732	$5,622
Minda-Emer Technologies Ltd.	637	—

	$8,369	$5,622

On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Power Co. Ltd. and Hong Kong Peterson (CNG) Equipment Ltd. to form Weichai Westport Inc. (“WWI”). On October 11, 2011, the Company invested an additional $955 in WWI. The Company has a 35% equity interest in WWI.

For the nine months ended December 31, 2011, the Company recognized income of $1,438 (year ended March 31, 2011—$997), as income from investment accounted for by the equity method.

On July 1, 2011, the Company acquired 50% interest in Minda-Emer Technologies Ltd (“Minda-Emer”) through its acquisition of Emer. On the date of acquisition, the interest in Minda-Emer was ascribed a value of $643. As the Company does not control Minda-Emer, it accounts for this investment using the equity method. During the nine months ended December 31, 2011, the Company recognized income of $62.

The gain on sale of long-term investments recognized for the year ended March 31, 2010 of $2,827 consisted of disposals of various available-for-sale equity securities.